Derivative Financial Instruments and Hedge Accounting - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 5,521,617	¥ 6,279,801
Liabilities	4,949,433	5,555,201
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,060,475,893	1,040,509,649
Assets	4,928,506	5,421,152
Liabilities	4,452,557	4,943,842
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	897,101,881	893,588,637
Assets	2,701,146	3,446,719
Liabilities	2,395,741	2,982,015
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	28,832,868	38,049,894
Assets	14,800	51,843
Liabilities	14,662	50,545
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	186,425,271	165,280,570
Assets	30,995	48,277
Liabilities	6,915	11,465
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	110,252,456	124,681,480
Assets	256	616
Liabilities	3
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	466,717,825	465,412,015
Assets	2,485,621	3,123,501
Liabilities	2,189,767	2,729,662
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	104,873,461	100,164,678
Assets	169,474	222,482
Liabilities	184,394	190,343
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	157,543,495	141,416,221
Assets	2,129,604	1,858,803
Liabilities	1,935,117	1,783,476
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,068	4,500
Assets	104
Liabilities	10	7
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	75,327,505	78,698,264
Assets	1,081,492	862,105
Liabilities	863,744	843,072
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	76,385,589	54,931,441
Assets	955,783	869,766
Liabilities	973,057	823,957
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,822,333	7,782,016
Assets	92,225	126,932
Liabilities	98,306	116,440
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,825,220	3,049,786
Assets	65,887	82,305
Liabilities	87,783	143,084
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,613,308	1,158,638
Assets	14,269	14,348
Liabilities	9,969	20,418
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	950,758	1,101,352
Assets	34,014	31,352
Liabilities	69,039	69,630
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,574	2,615
Assets	155	449
Liabilities	63
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	91,648	119,965
Assets	1,593	3,111
Liabilities	3,124	21,499
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	165,932	667,216
Assets	15,856	33,045
Liabilities	5,588	31,537
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	109,665	169,734
Assets	7,310	16,823
Liabilities	5,371	14,715
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	30,917	7,134
Assets	1,043	181
Liabilities	510	389
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	76,264	158,139
Assets	6,201	16,496
Liabilities	4,346	13,647
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,484	4,461
Assets	66	146
Liabilities	515	679
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,895,632	2,285,271
Assets	24,559	16,502
Liabilities	28,545	20,552
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	69,375,104	65,871,751
Assets	593,111	858,649
Liabilities	496,876	611,359
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	56,201,172	53,625,724
Assets	396,135	664,807
Liabilities	254,218	500,374
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,629,291	1,577,745
Assets	1,494	438
Liabilities	588	124
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	44,417,994	51,896,189
Assets	383,371	638,744
Liabilities	253,630	500,250
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	153,887	151,790
Assets	11,270	25,625
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	13,119,180	12,204,471
Assets	196,261	184,981
Liabilities	239,943	110,985
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,003,070	1,983,357
Assets	5,605	20,587
Liabilities	91,422	26,515
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,116,110	10,221,114
Assets	190,656	164,394
Liabilities	148,521	84,470
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	54,752	41,556
Assets	715	8,861
Liabilities	2,715
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	54,752	41,556
Assets	715	¥ 8,861
Liabilities	¥ 2,715